Employee Benefit Plans	3 Months Ended
Mar. 31, 2012
Pension and Other Postretirement Benefit Contributions [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

The Company has made provision for pension and provident schemes covering substantially all employees.

	Three months ended March 31,
	2012		2011
	(unaudited)		(unaudited)
	(in US Dollars, millions)
	Pension benefits	Other benefits	Pension benefits	Other benefits

Service cost	1	19	2	-
Interest cost	5	4	5	4
Expected return on plan assets	(6)	-	(7)	-
Net periodic benefit cost	-	23	-	4

	Employer contributions
		(in US Dollars, millions)

	Expected contribution for 2012 (1)	5
	Actual contribution for the three months ended March 31, 2012	2

(1)	The Company's expected contribution to its pension plan in 2012 as disclosed in the Company's Form 20-F for the year ended December 31, 2011.